STOCK-BASED COMPENSATION (Tables) - Cepton Technologies, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
STOCK-BASED COMPENSATION (Tables) [Line Items]
Schedule of employee and nonemployee stock option activity
		Options Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding as of December 31, 2020	5,221,283	$1.43	7.6	$8,550
Granted	2,214,670	11.48
Exercised	(190,602)	1.36
Expired/Forfeited	(170,083)	6.67
Options outstanding as of June 30, 2021	7,075,268	$4.45	7.9	$60,890
Exercisable, June 30, 2021	3,168,956	1.07	6.3	$37,994
Vested and expected to vest as of June 30, 2021	7,075,268	$4.45	7.9	$60,890

		Options Outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding as of December 31, 2018	4,231,042	$0.82	8.6	$5,844
Granted	1,442,000	1.97
Exercised	(135,833)	0.23
Expired/Forfeited	(512,294)	1.06
Options outstanding as of December 31, 2019	5,024,915	$1.14	8.2	$6,732
Granted	1,705,000	2.39
Exercised	(305,091)	1.57
Expired/Forfeited	(1,203,541)	1.53
Options outstanding as of December 31, 2020	5,221,283	$1.43	7.6	$8,550
Exercisable, December 31, 2020	2,768,000	0.75	6.5	$6,419
Vested and expected to vest as of December 31, 2020	5,221,283	$1.43	7.6	$8,550

Schedule of stock-based compensation expense related to options granted to employees and nonemployees
	Six Months Ended June 30,
	2021	2020
Cost of revenue	$20	$16
Research and development expense	1,386	232
Selling, general and administrative expense	671	140
Total stock-based compensation expense	$2,077	$388

Schedule of fair value of employee stock options using black-scholes option pricing model with following weighted average assumptions
	Year Ended December 31,
	2020	2019
Expected life (years)	6 – 6.25	6.25
Risk-free interest rate	0.36 – 1.21%	1.63 – 2.34%
Expected volatility	50 – 70%	50 – 57%
Dividend yield	—%	—%

Schedule of stock based compensation expense related to options granted to employees and non employees
	Year Ended December 31,
	2020	2019
Cost of revenue	$27	$22
Research and development expense	564	440
Selling, general and administrative expense	119	287
Total stock-based compensation expense	$710	$749